Note 10 - Net Restructuring Expense by Division (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Corporate Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	€ 28	€ 137	€ 32
Investment Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	14	169	199
Private Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	413	126	49
Asset Management [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	22	29	19
Capital Release Unit [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	5	143	62
Corporate & Other [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	3	40	(1)
Total Net Restructuring Charges [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	€ 485	€ 644	€ 360